Net loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Net loss per share
Schedule of computation of basic and diluted net loss per share

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net loss	(327,086)	(514,778)	(580,811)
Deemed dividend at re-designation of ordinary shares to preferred shares	—	—	—
Deemed contribution from preferred shares	—	2,618	—
Accretion to Series A Preferred Shares redemption value	(13,047)	(14,137)	—
Accretion to Series B Preferred Shares redemption value	(23,897)	(26,068)	—
Accretion to Series C Preferred Shares redemption value	(34,888)	(40,901)	—
Accretion to Series D Preferred Shares redemption value	(3,833)	(10,525)	—

Numerator for basic and diluted loss per share	(402,751)	(603,791)	(580,811)

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	72,267,532	199,039,819	301,610,060

Basic and diluted net loss per share attributable to ordinary shareholders	(5.57)	(3.03)	(1.93)

Basic and diluted net loss per ADS attributable to ordinary shareholders	(83.55)	(45.50)	(28.95)